Related Party Transactions and Balances (Tables)	12 Months Ended
Nov. 30, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Fund Advance to Director and Related Parties

Fund advance to director and related parties:

	Relationship	As of November 30,
	with the Group	2023	2024	2024
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, CEO and shareholder of the Company	—	1,556,765	200,085
Total		—	1,556,765	200,085

Fund advance from director and related parties:

	Relationship	As of November 30,
	with the Group	2023	2024	2024
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, CEO and shareholder of the Company	6,358,430	—	—
Shenzhen Huiyue Technology Co., Ltd	An entity wholly owned by Ms. Wai Lau	1,177,929	—	—
Total		7,536,359	—	—